SUBSEQUENT EVENTS - Issuance of debt securities in the international market (Details) - Issuance of debt securities in the international market - USD ($) $ in Millions	Feb. 05, 2020	Feb. 04, 2020
Disclosure of non-adjusting events after reporting period [line items]
Percentage of notes for acquisition offer	64.25%
Total acquisition	$ 1,124
Notes due 2025
Disclosure of non-adjusting events after reporting period [line items]
Current debt instruments issued		$ 500
Annual interest rates		3.625%
Notes due 2030
Disclosure of non-adjusting events after reporting period [line items]
Current debt instruments issued		$ 750
Annual interest rates		4.625%